INSURANCE - Assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets related to insurance contracts (Loans and other financing)
Receivable premiums	$ 453,978	$ 63,380
Total	453,978	63,380
Liabilities related to insurance contracts (Other non-financial liabilities)
Debt with insured	136,168	203,946
Debt with reinsurers	40,575	22,566
Debt with co-insurers	1,702	26,024
Debt with producers	150,384	44,451
Technical commitments	173,994	18,258
Outstanding claims paid by re-insurance companies (regularizer)	(481)	(723)
Total	$ 502,342	$ 314,522